Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Share capital	Share capital Effect of change in functional currency	Share capital ATM offering	Reserves	Reserves Effect of change in functional currency	Accumulated deficit	Accumulated deficit Effect of change in functional currency	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Effect of change in functional currency
Balance at Dec. 31, 2024	$ 228,057		$ 235,782			$ 36,040		$ (37,849)		$ (5,916)
Balance (in shares) at Dec. 31, 2024			188,772,683
Share-based compensation	5,088					5,088
Shares issued under the ATM		$ 32,785			$ 32,785
Shares issued under the ATM (in shares)					16,311,935
Share issuance costs	(1,228)		$ (1,228)
Conversion of DSUs to common shares			$ 2,110			(2,110)
Conversion of DSUs to common shares (in shares)			933,740
Vesting of restricted stock units			$ 649			(649)
Vesting of restricted stock units (in shares)			576,113
Options exercised	453		$ 860			(407)
Options exercised (in shares)			450,000
Net loss	(12,653)							(12,653)
Currency translation differences of foreign operations	620									620
Balance at Sep. 30, 2025	253,122		$ 270,958			37,962		(50,502)		(5,296)
Balance (in shares) at Sep. 30, 2025			207,044,471
Balance at Dec. 31, 2025	353,958		$ 405,173			37,299		(86,247)		(2,267)
Balance (in shares) at Dec. 31, 2025			239,705,571
Share-based compensation	2,961					2,961
Shares issued under the ATM		22,083			$ 22,083
Shares issued under the ATM (in shares)					5,361,672
Share issuance costs	(718)		$ (718)
Conversion of DSUs to common shares			$ 54			(54)
Conversion of DSUs to common shares (in shares)			55,762
Vesting of restricted stock units			$ 472			(472)
Vesting of restricted stock units (in shares)			495,612
Options exercised	1,839		$ 3,412			(1,573)
Options exercised (in shares)			685,000
Net loss	(5,790)							(5,790)
Currency translation differences of foreign operations	(5,161)									(5,161)
Balance at Jun. 30, 2026	369,172		$ 430,476			38,161		(92,037)		(7,428)
Balance (in shares) at Jun. 30, 2026			246,303,617
Balance at Dec. 31, 2025	353,958		$ 405,173			37,299		(86,247)		(2,267)
Balance (in shares) at Dec. 31, 2025			239,705,571
Net loss	(42,507)
Balance at Sep. 30, 2026	333,774		$ 405,790			36,596		(122,034)		13,422
Balance (in shares) at Sep. 30, 2026			246,784,162
Balance at Jun. 30, 2026	369,172		$ 430,476			38,161		(92,037)		(7,428)
Balance (in shares) at Jun. 30, 2026			246,303,617
Net loss	(36,717)
Balance at Sep. 30, 2026	333,774		$ 405,790			36,596		(122,034)		13,422
Balance (in shares) at Sep. 30, 2026			246,784,162
Balance at Jul. 01, 2026	369,172		$ 405,509	$ (24,967)		35,558	$ (2,603)	(85,317)	$ 6,720	13,422	$ 20,850
Balance (in shares) at Jul. 01, 2026			246,303,617
Share-based compensation	1,444					1,444
Shares issued under the ATM		$ 300			$ 300
Shares issued under the ATM (in shares)					107,631
Share issuance costs	(425)		$ (425)
Vesting of restricted stock units			$ 406			(406)
Vesting of restricted stock units (in shares)			372,914
Net loss	(36,717)							(36,717)
Balance at Sep. 30, 2026	$ 333,774		$ 405,790			$ 36,596		$ (122,034)		$ 13,422
Balance (in shares) at Sep. 30, 2026			246,784,162